Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
Note  10.   Income Taxes

Income tax expense for 2012 and 2011 consisted of the following:

	2012	2011
	(Amounts in thousands)

Current tax expense:
Federal	$4,405	$5,808
State	1,180	1,517
	5,585	7,325
Deferred tax benefit	(1,343)	(1,801)
Income tax expense	$4,242	$5,524

The components of the net deferred tax asset at December 31, 2012 and 2011 are as follows:

	2012	2011
	(Amounts in thousands)

Deferred tax assets
Allowance for loan losses	$7,735	$7,894
Minimum pension liability	2,262	2,175
Stock compensation	30	30
Depreciation	221	211
Capitalized OREO expense	1,551	518
OTTI write down on securities	1,217	1,353
	13,016	12,181
Deferred tax liabilities:
Discount accretion	16	(27)
Deferred loan costs	(735)	(674)
Investment securities available for sale	(399)	(310)
BOLI	—	(576)
	(1,118)	(1,587)
Net deferred tax asset	$11,898	$10,594

A reconciliation of the Company's effective income tax rate with the statutory federal rate for 2012 and 2011 is as follows:

	2012	2011
	(Amounts in thousands)

At Federal statutory rate	$4,309	$4,805
Adjustments resulting from:
State income taxes, net of Federal tax benefit	657	714
BOLI – Reversal of DTA	(647)	—
Other	(77)	5
	$4,242	$5,524

The decrease in income tax expense is due to the change to an alternative tax methodology for BOLI income whereby it is treated on a tax free basis.

Management has evaluated the Company's tax positions and concluded that the Company has taken no uncertain tax positions that require adjustments to the financial statements. With few exceptions, the Company is no longer subject to income tax examinations by the U.S. federal or local tax authorities for years before 2009, and by the State of New Jersey for years before 2008.